Income Taxes - Schedule Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Current taxes:
Total current tax expense				$ 1,686	$ 7,124
Deferred taxes:
Total deferred tax benefit				0	0
Income tax provision		$ 93	$ 1,221	1,686	7,124
United States [Member]
Current taxes:
Total current tax expense				1,365	6,327
Deferred taxes:
Total deferred tax benefit				0	0
Switzerland [Member]
Current taxes:
Total current tax expense				0	0
Deferred taxes:
Total deferred tax benefit				0	0
Bermuda [Member]
Current taxes:
Total current tax expense				0	0
Deferred taxes:
Total deferred tax benefit				0	0
Other [Member]
Current taxes:
Total current tax expense	[1]			321	797
Deferred taxes:
Total deferred tax benefit				$ 0	$ 0

[1]	Primarily Greater China, United States state and local and United Kingdom activity